Revenues - Schedule of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues
Total revenues	¥ 316,170	$ 43,315	¥ 290,232	¥ 328,822
Subscription
Revenues
Total revenues	196,813	26,963	173,523	160,722
Value-Added Services
Revenues
Total revenues	32,825	4,497	31,129	74,509
Vertical Applications
Revenues
Total revenues	¥ 86,532	$ 11,855	¥ 85,580	¥ 93,591